NATURE OF BUSINESS AND ORGANIZATION (Details Narrative)	1 Months Ended
Jul. 22, 2022
NATURE OF BUSINESS AND ORGANIZATION
Description of Dominic wells	the Company issued 2,000,000 shares to Dominic Wells, the Company’s CEO in exchange for 100% of the membership interest of Onfolio LLC